Loans (Summary of Impaired Loans) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010
Unpaid Principal Balance	4,439,823
Impaired loans	3,864,094	[1],[2]
Impaired loans with related allowance for credit losses	3,715,179
Related allowance for credit losses	2,004,491
Commercial [Member] | Domestic [Member] | Commercial and Industrial [Member]
Unpaid Principal Balance	3,021,271
Impaired loans	2,507,401	[1],[2]
Impaired loans with related allowance for credit losses	2,403,642
Related allowance for credit losses	1,197,221
Commercial [Member] | Domestic [Member] | Construction [Member]
Unpaid Principal Balance	1,310,135
Impaired loans	1,248,698	[1],[2]
Impaired loans with related allowance for credit losses	1,229,476
Related allowance for credit losses	787,881
Commercial [Member] | Domestic [Member] | Other Commercial [Member]
Unpaid Principal Balance	42,478
Impaired loans	42,060	[1],[2]
Impaired loans with related allowance for credit losses	41,266
Related allowance for credit losses	6,724
Consumer [Member] | Domestic [Member] | Mortgage [Member]
Unpaid Principal Balance	59
Impaired loans	59	[1],[2]
Impaired loans with related allowance for credit losses	59
Related allowance for credit losses	2
Consumer [Member] | Domestic [Member] | Home Equity [Member]
Unpaid Principal Balance	2
Impaired loans	2	[1],[2]
Impaired loans with related allowance for credit losses	2
Consumer [Member] | Domestic [Member] | Other Consumer [Member]
Unpaid Principal Balance	3,337
Impaired loans	3,337	[1],[2]
Impaired loans with related allowance for credit losses	3,337
Related allowance for credit losses	935
Domestic [Member] | Credit Cards [Member]
Unpaid Principal Balance	19,245
Impaired loans	19,241	[1],[2]
Impaired loans with related allowance for credit losses	19,241
Related allowance for credit losses	3,036
Foreign [Member]
Unpaid Principal Balance	43,296
Impaired loans	43,296	[1],[2]
Impaired loans with related allowance for credit losses	18,156
Related allowance for credit losses	8,692
Impaired loan related to troubled debt restructurings	0
Commercial [Member]
Impaired loan related to troubled debt restructurings	466,130
Consumer [Member]
Impaired loan related to troubled debt restructurings	3,398
Credit Cards [Member]
Impaired loan related to troubled debt restructurings	19,241

[1]	Impaired loans exclude net deferred loan origination fees and costs.
[2]	Impaired loans include (Won)466,130, (Won)3,398, (Won)19,241, and (Won)0 million of commercial, consumer, credit cards and foreign loans related to troubled debt restructurings, respectively.